Loss per share	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Loss per share	Loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
(in KUSD, except per share amounts)	2021	2020	2021	2020
Loss attributable to owners	(72,569)	(126,557)	(124,096)	(170,033)
Weighted average number of shares outstanding	76,728,714	62,863,866	76,725,210	57,225,939
Basic and diluted loss per share	(0.95)	(2.01)	(1.62)	(2.97)
For the three and six months ended June 30, 2021 and 2020, basic and diluted loss per share are calculated on the weighted average number of shares issued and outstanding and exclude shares to be issued under the Equity Incentive Plan 2019, as the effect of including those shares would be anti-dilutive.
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Equity Incentive Plan 2019 - Share Options	6,258,291	2,784,467	5,475,476	1,999,022
Equity Incentive Plan 2019 - RSUs	560,967	—	379,379	—
Conversion of the principal amount of convertible loans into the Company’s common shares	3,982,206	1,766,917	3,310,623	888,340
	10,801,464	4,551,384	9,165,478	2,887,362